SYMONS VALUE INSTITUTIONAL FUND

Supplement to the Prospectus dated April 1, 2013

Supplement dated May 22, 2013

LOWER EXPENSE LIMITATION

Effective May 22, 2013, the Fund’s adviser contractually has agreed to lower the Fund’s expense cap from 1.46% to 1.21%. Accordingly, the section of the Fund’s prospectus labeled “Summary Section – Fees and Expenses of the Fund” is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	NONE
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver/Expense Reimbursement[1]	(0.08%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[1]	1.25%

[1]

Effective May 22, 2013, the adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding brokerage fees and commissions; borrowing costs; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Value Fund may invest; and extraordinary litigation expenses do not exceed 1.21% of the Value Fund’s average daily net assets through May 22, 2018. This expense cap may not be terminated prior to this date except by the Board of Trustees. Prior to May 22, 2013 the expense cap was 1.46%. Each fee waiver and expense reimbursement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

Expense Example:

This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$127	$397	$686	$1,562

*        *        *         *        *        *